Right-of-use Asset And Lease Liability (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Right-of-use Asset And Lease Liability
Schedule of Components of Lease Expense

The components of lease expense, which are included in other general and administrative expense, for the three and nine months ended September 30, 2021 and 2020, respectively, are as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Operating lease expense	$69,582	140,381	253,233	442,409

The components of lease expense, included in other general and administrative expense, for the years ended December 31, 2020 and 2019, respectively, are as follows:

	December 31, 2020	December 31, 2019
Operating lease expense	$548,622	$579,770

Schedule of Cash Paid for Amounts Included the Measurement of Lease Liabilities

Cash paid for amounts included in the measurement of lease liabilities for the three and nine months ended September 30, 2021 and 2020, respectively, are as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Operating cash flows from operating leases	$69,582	140,381	253,233	442,409

Cash paid for amounts included in the measurement of lease liabilities for the years ended December 31, 2020 and 2019, respectively, are as follows:

	December 31, 2020	December 31, 2019
Operating cash flows from operating leases	$548,622	$579,770

Schedule of Supplemental Balance Sheet and Other Information

Supplemental balance sheet and other information related to operating leases are as follows:

	September 30, 2021	December 31, 2020

Operating leases right-of-use assets	$162,207	278,552
Lease liability, current portion	92,589	139,189
Lease liability, net of current portion	87,304	157,050
Total operating lease liabilities	$179,893	296,239
Weighted average remaining lease term	1.92 years	2.32 years
Weighted average discount rate	9.96%	10.31%

Supplemental balance sheet and other information related to operating leases are as follows:

	December 31, 2020	December 31, 2019
Operating leases:
Operating leases right-of-use assets	$278,552	$738,453
Lease liability, current	139,189	453,734
Lease liability, net of current portion	157,050	302,175
Total operating lease liabilities	$296,239	755,909
Weighted average remaining lease term	2.32 years	2.2 years
Weighted average discount rate	10.31%	7.75%

Schedule of Maturities of Lease Liabilities

Future maturities of operating lease liabilities as of September 30, 2021 are as follows:

Operating leases

Remainder of 2021	$25,584
2022	102,891
2023	69,333
Total lease payments	197,808
Less: Interest	17,915
Total lease liability	$179,893

Maturities of operating lease liabilities as of December 31, 2020 are as follows:

December 31, 2020
Due in one year or less	$154,559
Due after one year through two years	102,891
Due after two years through three years	69,333
Total lease payments	326,783
Less interest	(30,544)
Total	$296,239